Derivative Warrant Liabilities (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Private Warrants [Member] | Brilliant Acquisition Corp [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Private warrants outstanding	261,000	261,000	261,000